Schedule of Accounts Receivable Disaggregated Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts receivable trade from spot charters	$ 5,365	$ 1,762
Accounts receivable trade from time charters
Less: Bad debt provisions	(76)	(26)
Total	5,265	1,716
Revenues Derived From Spot Charters [Member]
Less: Allowance for credit losses	$ (24)	$ (20)